Transaction and Offering Related Fees	12 Months Ended
Jun. 30, 2023
Transaction and Offering Related Fees
Transaction and Offering Related Fees

Note 6 - Transaction and Offering Related Fees

	Year Ended	Year Ended	Year Ended
	June 30, 2023	June 30, 2022	June 30, 2021
	$’000	$’000	$’000
Professional fees	—	(150)	(4,794)
Indirect tax expense	—	(5,683)	—
Other transaction and offering related fees	—	(950)	—
Total transaction and offering related fees	—	(6,783)	(4,794)

For the year ended June 30, 2023, transaction and offering related fees presented above are transactions costs in relation to the business combination agreement with Decarbonization Plus Acquisition Corporation. The FBT tax expense incurred is a result of the modification of various LFSP grants made to executives as a result of the business combination.